Other operating income, other operating expenses, restructuring income and expenses, financial result - Finance income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Decrease in finance income (cost)	$ 8,123
Finance income (cost)	(22,672)	$ (30,795)
Foreign exchange gain (loss)	(1,850)	(3,871)
Interest expense on borrowings	$ 16,730	$ 17,918